Land Use Rights, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights Net [Abstract]
Estimated usage term period	50 years
Amortization expense	$ 303	$ 302	$ 316
Future amortization expenses, description	Future amortization expense is $302 per year for each of the next five years through December 31, 2025 and thereafter.